Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Postretirement Benefit Plans

NOTE 12. POSTRETIREMENT BENEFIT PLANS

Pension Benefits

We sponsor a number of pension plans. Principal pension plans, together with affiliate and certain other pension plans (other pension plans) detailed in this note, represent about 99% of our total pension assets. We use a December 31 measurement date for our plans.

Principal Pension Plans are the GE Pension Plan and the GE Supplementary Pension Plan.

The GE Pension Plan provides benefits to certain U.S. employees based on the greater of a formula recognizing career earnings or a formula recognizing length of service and final average earnings. Certain benefit provisions are subject to collective bargaining. Salaried employees who commence service on or after January 1, 2011 and any employee who commences service on or after January 1, 2012 will not be eligible to participate in the GE Pension Plan, but will participate in a defined contribution retirement program.

The GE Supplementary Pension Plan is an unfunded plan providing supplementary retirement benefits primarily to higher-level, longer-service U.S. employees.

Other Pension Plans in 2014 included 40 U.S. and non-U.S. pension plans with pension assets or obligations greater than $50 million. These defined benefit plans generally provide benefits to employees based on formulas recognizing length of service and earnings.

PENSION PLAN PARTICIPANTS

		Principal	Other
		pension	pension
December 31, 2014	Total	plans	plans

Active employees	117,000	86,000	31,000
Vested former employees	225,000	179,000	46,000
Retirees and beneficiaries	267,000	232,000	35,000
Total	609,000	497,000	112,000

COST OF PENSION PLANS

	Total			Principal pension plans				Other pension plans
(In millions)	2014	2013	2012	2014		2013	2012	2014	2013	2012

Service cost for benefits earned	$1,608	$1,970	$1,779	$1,205		$1,535	$1,387	$403	$435	$392
Prior service cost amortization	220	253	287	214		246	279	6	7	8
Expected return on plan assets	(3,979)	(4,163)	(4,394)	(3,190)		(3,500)	(3,768)	(789)	(663)	(626)
Interest cost on benefit obligations	3,332	2,983	2,993	2,745		2,460	2,479	587	523	514
Net actuarial loss amortization	2,770	4,007	3,701	2,565		3,664	3,421	205	343	280
Curtailment loss	65	-	-	65	(a)	-	-	-	-	-
Pension plans cost	$4,016	$5,050	$4,366	$3,604		$4,405	$3,798	$412	$645	$568

(a) Loss resulting from our agreement with Electrolux to sell the GE Appliances business.

Actuarial assumptions

The actuarial assumptions at December 31 are used to measure the year-end benefit obligations and the pension costs for the subsequent year.

	Principal pension plans				Other pension plans (weighted average)
December 31	2014	2013	2012	2011	2014	2013	2012	2011

Discount rate	4.02%	4.85%	3.96%	4.21%	3.53%	4.39%	3.92%	4.42%
Compensation increases	4.10	4.00	3.90	3.75	3.60	3.76	3.30	4.31
Expected return on assets	7.50	7.50	8.00	8.00	6.95	6.92	6.82	7.09

To determine the expected long-term rate of return on pension plan assets, we consider current and target asset allocations, as well as historical and expected returns on various categories of plan assets. In developing future return expectations for our principal pension plans' assets, we formulate views on the future economic environment, both in the U.S. and abroad. We evaluate general market trends and historical relationships among a number of key variables that impact asset class returns such as expected earnings growth, inflation, valuations, yields and spreads, using both internal and external sources. We also take into account expected volatility by asset class and diversification across classes to determine expected overall portfolio results given current and target allocations. Based on our analysis of future expectations of asset performance, past return results, and our current and target asset allocations, we have assumed a 7.5% long-term expected return on those assets for cost recognition in 2015. For the principal pension plans, we apply our expected rate of return to a market-related value of assets, which stabilizes variability in the amounts to which we apply that expected return.

The Society of Actuaries recently issued new mortality tables projecting longer life expectancies that will result in higher postretirement benefit obligations for U.S. companies. We updated our mortality assumptions at December 31, 2014. The new mortality assumptions increased our principal pension plans’ benefit obligations by $3,953 million at December 31, 2014.

We amortize experience gains and losses, as well as the effects of changes in actuarial assumptions and plan provisions, over a period no longer than the average future service of employees.

Funding policy

The funding policy for the GE Pension Plan is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws plus such additional amounts as we may determine to be appropriate. We did not make contributions to the GE Pension Plan in 2014 and 2013. The ERISA minimum funding requirements do not require a contribution in 2015. We expect to pay approximately $265 million for benefit payments under our GE Supplementary Pension Plan and administrative expenses of our principal pension plans and expect to contribute approximately $540 million to other pension plans in 2015. In 2014, comparative amounts were $236 million and $726 million, respectively.

Benefit obligations

Benefit obligations are described in the following tables. Accumulated and projected benefit obligations (ABO and PBO) represent the obligations of a pension plan for past service as of the measurement date. ABO is the present value of benefits earned to date with benefits computed based on current compensation levels. PBO is ABO increased to reflect expected future compensation.

PROJECTED BENEFIT OBLIGATION

	Principal pension plans				Other pension plans
(In millions)	2014		2013		2014		2013

Balance at January 1	$58,113		$63,502		$13,535		$13,584
Service cost for benefits earned	1,205		1,535		403		435
Interest cost on benefit obligations	2,745		2,460		587		523
Participant contributions	153		156		9		14
Plan amendments	-		-		(29)		11
Actuarial loss (gain)	11,718	(a)	(6,406)	(b)	2,170	(b)	(575)	(b)
Benefits paid	(3,199)		(3,134)		(493)		(477)
Acquisitions (dispositions) / other - net	-		-		48		46
Exchange rate adjustments	-		-		(641)		(26)
Balance at December 31(c)	$70,735		$58,113		$15,589		$13,535

  Principally associated with discount rate and mortality assumption changes.
  Principally associated with discount rate changes.
  The PBO for the GE Supplementary Pension Plan, which is an unfunded plan, was $6,632 million and $5,162 million at year-end 2014 and 2013, respectively.

ACCUMULATED BENEFIT OBLIGATION

December 31 (In millions)	2014	2013

GE Pension Plan	$61,631	$50,967
GE Supplementary Pension Plan	5,070	3,946
Other pension plans	14,790	12,629

PLANS WITH ASSETS LESS THAN ABO

December 31 (In millions)	2014	2013

Funded plans with assets less than ABO
Plan assets	$53,126	$57,430
Accumulated benefit obligations	67,676	60,715
Projected benefit obligations	70,354	63,532
Unfunded plans(a)
Accumulated benefit obligations	6,719	5,243
Projected benefit obligations	8,342	6,512

(a) Primarily related to the GE Supplementary Pension Plan.

Plan Assets

The fair value of the classes of the pension plans' investments is presented below. The inputs and valuation techniques used to measure the fair value of the assets are consistently applied and described in Note 1.

FAIR VALUE OF PLAN ASSETS

	Principal pension plans		Other pension plans
(In millions)	2014	2013	2014	2013

Balance at January 1	$48,297	$44,738	$11,059	$9,702
Actual gain on plan assets	2,793	6,312	1,537	1,212
Employer contributions	236	225	726	673
Participant contributions	153	156	9	14
Benefits paid	(3,199)	(3,134)	(493)	(477)
Acquisitions (dispositions) / other - net	-	-	-	(31)
Exchange rate adjustments	-	-	(452)	(34)
Balance at December 31	$48,280	$48,297	$12,386	$11,059

ASSET ALLOCATION

					Other pension plans
	Principal pension plans				(weighted average)
	2014		2014		2014	2014
	Target		Actual		Target	Actual
	allocation		allocation		allocation	allocation

Equity securities(a)	17 - 57	% (b)	45	% (c)	39%	48%
Debt securities (including cash equivalents)	13 - 53		31		35	38
Private equities	8 - 18		11		7	2
Real estate	2 - 12		7		9	6
Other investments(d)	3 - 13		6		10	6

  Includes investment funds that primarily hold this type of asset.
  Target equally divided between U.S. equity securities and non-U.S. equity securities.
  Actual allocations were 25% for U.S. equity securities and 20% for non-U.S. equity securities.
  Substantially all represented hedge fund investments.

Plan fiduciaries of the GE Pension Plan set investment policies and strategies for the GE Pension Trust and oversee its investment allocation, which includes selecting investment managers, commissioning periodic asset-liability studies and setting long-term strategic targets. Long-term strategic investment objectives take into consideration a number of factors, including the funded status of the plan, a balance between risk and return and the plan’s liquidity needs. Target allocation percentages are established at an asset class level by plan fiduciaries. Target allocation ranges are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.

Plan fiduciaries monitor the GE Pension Plan’s liquidity position in order to meet the near-term benefit payment and other cash needs. The GE Pension Plan holds short-term debt securities to meet its liquidity needs.

GE Pension Trust assets are invested subject to the following additional guidelines:

  Short-term securities purchased must generally be rated A-1/P-1 or better, except for 15% of such securities that may be rated A-2/P-2 and other short-term securities as may be approved by the plan fiduciaries.
  Real estate investments may not exceed 25% of total assets.
  Investments in restricted securities (excluding real estate investments) that are not freely tradable may not exceed 30% of total assets (actual was 17% of trust assets at December 31, 2014).

According to statute, the aggregate holdings of all qualifying employer securities (e.g., GE common stock) and qualifying employer real property may not exceed 10% of the fair value of trust assets at the time of purchase. GE securities represented 3.8% and 4.5% of trust assets at year-end 2014 and 2013, respectively.

The GE Pension Plan has a broadly diversified portfolio of investments in equities, fixed income, private equities, real estate and hedge funds; these investments are both U.S. and non-U.S. in nature. As of December 31, 2014, U.S. government direct and indirect obligations represented 16% of total GE Pension Plan assets. No other sector concentration of assets exceeded 15% of total GE Pension Plan assets.

The following tables present GE Pension Plan investments measured at fair value.

(In millions)	Level 1	Level 2	Level 3	Total

December 31, 2014

Equity securities
U.S. equity securities(a)	$11,493	$1,463	$-	$12,956
Non-U.S. equity securities(a)	7,021	2,132	-	9,153
Debt securities
Fixed income and cash investment funds	245	4,255	-	4,500
U.S. corporate(b)	-	5,153	2	5,155
Residential mortgage-backed	-	1,118	1	1,119
Non-U.S. Corporate	-	1,097	3	1,100
U.S. government and federal agency	-	2,468	-	2,468
Other debt securities(c)	-	1,042	-	1,042
Private equities(a)	-	32	5,217	5,249
Real estate(a)	-	-	3,129	3,129
Other investments(d)	-	70	2,248	2,318
Total investments	$18,759	$18,830	$10,600	$48,189
Other(e)				91
Total assets				$48,280

December 31, 2013

Equity securities
U.S. equity securities(a)	$11,067	$1,568	$-	$12,635
Non-U.S. equity securities(a)	7,832	1,292	-	9,124
Debt securities
Fixed income and cash investment funds	-	2,078	-	2,078
U.S. corporate(b)	-	4,555	-	4,555
Residential mortgage-backed	-	1,093	-	1,093
Non-U.S. Corporate	-	1,269	-	1,269
U.S. government and federal agency	-	5,253	-	5,253
Other debt securities(c)	-	1,048	-	1,048
Private equities(a)	-	-	6,269	6,269
Real estate(a)	-	-	3,354	3,354
Other investments(d)	-	169	1,622	1,791
Total investments	$18,899	$18,325	$11,245	$48,469
Other(e)				(172)
Total assets				$48,297

(a) Included direct investments and investment funds.

(b) Primarily represented investment-grade bonds of U.S. issuers from diverse industries.

(c) Primarily represented investments in state and municipal debt, non-U.S. government bonds and commercial mortgage-backed securities.

(d) Substantially all represented hedge fund investments.

(e) Primarily represented net unsettled transactions related investment activity and cash balances.

The following tables present the changes in Level 3 investments for the GE Pension Plan.

CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2014

						Purchases,	Transfers
						issuances	in and/or
	January 1,	Net realized		Net unrealized		and	out of		December 31,
(In millions)	2014	gains (losses)	(a)	gains (losses)	(a)	settlements	Level 3	(b)	2014

Debt securities	$-	$(9)		$11		$4	$-		$6
Private equities	6,269	592		(54)		(1,565)	(25)		5,217
Real estate	3,354	36		334		(595)	-		3,129
Other investments	1,622	47		86		194	299		2,248
	$11,245	$666		$377		$(1,962)	$274		$10,600

  The realized/unrealized gains (losses) include $899 million related to assets still held and $144 million for assets no longer held.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period.

CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2013

						Purchases,	Transfers
						issuances	in and/or
	January 1,	Net realized		Net unrealized		and	out of		December 31,
(In millions)	2013	gains (losses)	(a)	gains (losses)	(a)	settlements	Level 3	(b)	2013

Debt securities	$75	$(7)		$-		$(65)	$(3)		$-
Private equities	6,878	525		588		(1,675)	(47)		6,269
Real estate	3,356	23		330		(355)	-		3,354
Other investments	1,694	(1)		200		(77)	(194)		1,622
	$12,003	$540		$1,118		$(2,172)	$(244)		$11,245

  The realized/unrealized gains (losses) include $1,616 million related to assets still held and $42 million for assets no longer held.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Other pension plans’ assets were $12,386 million and $11,059 million at December 31, 2014 and 2013, respectively. Public equity and debt securities amounting to $10,578 million and $9,781 million represented approximately 86% and 89% of total investments at December 31, 2014 and 2013, respectively. The plans’ investments were classified as 9% Level 1, 77% Level 2 and 14% Level 3 at December 31, 2014. The plans’ investments were classified as 11% Level 1, 78% Level 2 and 11% Level 3 at December 31, 2013. The changes in Level 3 investments between the years ended December 31, 2014 and 2013 were primarily due to investments in hedge funds and real estate. Other changes in Level 3 investments were insignificant for the years ended December 31, 2014 and 2013.

PENSION ASSET (LIABILITY)

	Principal pension plans		Other pension plans
December 31 (In millions)	2014	2013	2014	2013

Funded status(a)(b)	$(22,455)	$(9,816)	$(3,203)	$(2,476)
Pension asset (liability) recorded in the
Statement of Financial Position
Pension asset	$-	$-	$295	$325
Pension liabilities
Due within one year(c)	(190)	(170)	(72)	(67)
Due after one year	(22,265)	(9,646)	(3,426)	(2,734)
Net amount recognized	$(22,455)	$(9,816)	$(3,203)	$(2,476)
Amounts recorded in shareowners’
equity (unamortized)
Prior service cost (credit)	$881	$1,160	$(23)	$9
Net actuarial loss	21,105	11,555	3,533	2,459
Total	$21,986	$12,715	$3,510	$2,468

(a) Fair value of assets less PBO, as shown in the preceding tables.

(b) The GE Pension Plan was underfunded by $15.8 billion and $4.7 billion at December 31, 2014 and 2013, respectively.

(c) For principal pension plans, represents the GE Supplementary Pension Plan liability.

In 2015, we estimate that we will amortize $210 million of prior service cost and $3,300 million of net actuarial loss for the principal pension plans from shareowners’ equity into pension cost. For other pension plans, the estimated prior service cost and net actuarial loss to be amortized in 2015 will be $5 million and $305 million, respectively. Comparable amortized amounts in 2014, respectively, were $214 million and $2,565 million for the principal pension plans and $6 million and $205 million for other pension plans.

ESTIMATED FUTURE BENEFIT PAYMENTS

						2020 -
(In millions)	2015	2016	2017	2018	2019	2024

Principal pension plans	$3,225	$3,300	$3,380	$3,465	$3,560	$19,430
Other pension plans	$505	$510	$520	$530	$540	$2,925

Retiree Health and Life Benefits

We sponsor a number of retiree health and life insurance benefit plans (retiree benefit plans). Principal retiree benefit plans are discussed below; other such plans are not significant individually or in the aggregate. We use a December 31 measurement date for our plans.

Principal Retiree Benefit Plans provide health and life insurance benefits to eligible participants and these participants share in the cost of healthcare benefits. These plans cover approximately 193,000 retirees and dependents. In 2012, we amended our principal retiree benefit plans such that, effective January 1, 2015, our post-65 retiree health plans will be closed to certain salaried and retired salaried employees who are not enrolled in the plans as of that date, and we will no longer offer company-provided life insurance in retirement for certain salaried employees who retire after that date. In 2014, we amended our post-65 retiree health plans for certain former salaried employees and eligible dependents. Effective January 1, 2015, the Company will provide eligible participants with a Retiree Reimbursement Account to help pay for coverage purchased through a private exchange instead of offering our current post-65 retiree health plans.

COST OF PRINCIPAL RETIREE BENEFIT PLANS

(In millions)	2014		2013	2012

Service cost for benefits earned	$164		$229	$219
Prior service cost amortization	353		393	518
Expected return on plan assets	(50)		(60)	(73)
Interest cost on benefit obligations	424		410	491
Net actuarial loss (gain) amortization	(150)		(45)	32
Net curtailment/settlement loss (gain)	48	(a)	-	(101)
Retiree benefit plans cost	$789		$927	$1,086

(a) Loss resulting from our agreement with Electrolux to sell the GE Appliances business.

Actuarial assumptions

The actuarial assumptions at December 31 are used to measure the year-end benefit obligations and the retiree benefit plan costs for the subsequent year.

December 31	2014	2013		2012		2011

Discount rate	3.89%	4.61	%(a)	3.74	%(a)	4.09	%(a)
Compensation increases	4.10	4.00		3.90		3.75
Expected return on assets	7.00	7.00		7.00		7.00
Initial healthcare trend rate(b)	6.00	6.00		6.50		7.00

  Weighted average discount rates of 4.47%, 3.77%, and 3.94% were used for determination of costs in 2014, 2013 and 2012, respectively.
  For 2014, ultimately declining to 5% for 2030 and thereafter.

To determine the expected long-term rate of return on retiree life plan assets, we consider current and target asset allocations, historical and expected returns on various categories of plan assets, as well as expected benefit payments and resulting asset levels. In developing future return expectations for retiree benefit plan assets, we formulate views on the future economic environment, both in the U.S. and abroad. We evaluate general market trends and historical relationships among a number of key variables that impact asset class returns such as expected earnings growth, inflation, valuations, yields and spreads, using both internal and external sources. We also take into account expected volatility by asset class and diversification across classes to determine expected overall portfolio results given current and target allocations. Based on our analysis of future expectations of asset performance, past return results, our current and target asset allocations as well as a shorter time horizon for retiree life plan assets, we have assumed a 7.0% long-term expected return on those assets for cost recognition in 2015. We apply our expected rate of return to a market-related value of assets, which stabilizes variability in the amounts to which we apply that expected return.

The Society of Actuaries recently issued new mortality tables projecting longer life expectancies that will result in higher postretirement obligations for U.S. companies. We updated our mortality assumptions at December 31, 2014. The new mortality assumptions increased our principal retiree benefit plans’ benefit obligations by $612 million at December 31, 2014.

We amortize experience gains and losses, as well as the effects of changes in actuarial assumptions and plan provisions, over a period no longer than the average future service of employees.

Funding Policy

We fund retiree health benefits on a pay-as-you-go basis. We expect to contribute approximately $540 million in 2015 to fund such benefits. We fund the retiree life insurance trust at our discretion.

Changes in the accumulated postretirement benefit obligation for retiree benefit plans follow.

ACCUMULATED POSTRETIREMENT BENEFIT OBLIGATION (APBO)

(In millions)	2014		2013

Balance at January 1	$9,913		$11,804
Service cost for benefits earned	164		229
Interest cost on benefit obligations	424		410
Participant contributions	52		52
Plan amendments	(586)		-
Actuarial loss (gain)	1,440	(a)	(1,836)	(b)
Benefits paid	(704)		(746)
Balance at December 31(c)	$10,703		$9,913

  Primarily associated with discount rate and mortality assumption changes.
  Primarily associated with discount rate change and lower costs from new healthcare supplier contracts.
  The APBO for the retiree health plans was $8,445 million and $7,626 million at year-end 2014 and 2013, respectively.

A one percentage point change in the assumed healthcare cost trend rate would have the following effects.

	1%	1%
(In millions)	Increase	Decrease

APBO at December 31, 2014	$977	$(810)
Service and interest cost in 2014	56	(47)

Plan Assets

The fair value of the classes of retiree benefit plans' investments is presented below. The inputs and valuation techniques used to measure the fair value of assets are consistently applied and described in Note 1.

FAIR VALUE OF PLAN ASSETS

(In millions)	2014	2013

Balance at January 1	$903	$946
Actual gain on plan assets	44	118
Employer contributions	518	533
Participant contributions	52	52
Benefits paid	(704)	(746)
Balance at December 31	$813	$903

ASSET ALLOCATION

	2014		2014
	Target		Actual
December 31	allocation		allocation

Equity securities(a)	35 - 75	%(b)	50	%(c)
Debt securities (including cash equivalents)	11 - 46		26
Private equities	0 - 25		13
Real estate	0 - 12		9
Other investments(d)	0 - 10		2

  Includes investment funds that primarily hold this type of asset.
  Target allocations were 18-38% for U.S. equity securities and 17-37% for non-U.S. equity securities.
  Actual allocations were 29% for U.S. equity securities and 21% for non-U.S. equity securities.
  Substantially all represented hedge fund investments.

Plan fiduciaries set investment policies and strategies for the trust and oversee its investment allocation, which includes selecting investment managers and setting long-term strategic targets. The primary strategic investment objectives are balancing investment risk and return and monitoring the plan’s liquidity position in order to meet the near-term benefit payment and other cash needs. Target allocation percentages are established at an asset class level by plan fiduciaries. Target allocation ranges are guidelines, not limitations, and occasionally plan fiduciaries will approve allocations above or below a target range.

Short-term securities purchased must generally be rated A-1/P-1 or better, except for 15% of such securities that may be rated A-2/P-2 and other short-term securities as may be approved by the plan fiduciaries. According to statute, the aggregate holdings of all qualifying employer securities (e.g., GE common stock) and qualifying employer real property may not exceed 10% of the fair value of trust assets at the time of purchase. GE securities represented 3.9% and 4.0% of trust assets at year-end 2014 and 2013, respectively.

Retiree life plan assets were $813 million and $903 million at December 31, 2014 and 2013, respectively. Public equity and debt securities amounting to $615 million and $727 million represented approximately 78% and 77% of total investments at December 31, 2014 and 2013, respectively. The plans’ investments were classified as 37% Level 1, 41% Level 2 and 22% Level 3 at December 31, 2014. The plans’ investments were classified as 33% Level 1, 43% Level 2 and 24% Level 3 at December 31, 2013. The changes in Level 3 investments were insignificant for the years ended December 31, 2014 and 2013.

RETIREE BENEFIT ASSET(LIABILITY)

December 31 (In millions)	2014	2013

Funded status(a)	$(9,890)	$(9,010)
Liability recorded in the Statement of Financial Position
Retiree health plans
Due within one year	$(518)	$(531)
Due after one year	(7,927)	(7,095)
Retiree life plans	(1,445)	(1,384)
Net liability recognized	$(9,890)	$(9,010)
Amounts recorded in shareowners' equity (unamortized)
Prior service cost (credit)	$(24)	$963
Net actuarial gain	(71)	(1,667)
Total	$(95)	$(704)

(a) Fair value of assets less APBO, as shown in the preceding tables.

In 2015, we estimate that we will amortize $125 million of prior service cost and $5 million of net actuarial loss from shareowners’ equity into retiree benefit plans cost. Comparable amortized amounts in 2014 were $353 million of prior service cost and $150 million of net actuarial gain.

ESTIMATED FUTURE BENEFIT PAYMENTS
						2020 -
(In millions)	2015	2016	2017	2018	2019	2024

	$680	$665	$670	$675	$685	$3,285

POSTRETIREMENT BENEFIT PLANS

2014 COST OF POSTRETIREMENT BENEFIT PLANS AND CHANGES IN OTHER COMPREHENSIVE INCOME

	Total	Principal	Other	Retiree
	postretirement	pension	pension	benefit
(In millions)	benefit plans	plans	plans	plans

Cost of postretirement benefit plans	$4,805	$3,604	$412	$789
Changes in other comprehensive income
Prior service cost – current year	(615)	-	(29)	(586)
Net actuarial loss – current year(a)	14,843	12,115	1,282	1,446
Net curtailment/settlement	(113)	(65)	-	(48)
Prior service cost amortization	(573)	(214)	(6)	(353)
Net actuarial gain (loss) amortization	(2,620)	(2,565)	(205)	150
Total changes in other comprehensive income	10,922	9,271	1,042	609
Cost of postretirement benefit plans and
changes in other comprehensive income	$15,727	$12,875	$1,454	$1,398

(a) Principally associated with discount rate and mortality assumption changes.